DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ 590,000
Change in fair value of derivative liability	1,136,000
Warrant Liability	851,000
Gain on conversion of notes payable	75,300
Amortization of original issue discount	216,000
Interest expense	266,000
Net cash used in operating activities	179,923	$ 119,773	$ 523,125	$ 2,639,564
Accumulated deficit	54,520,000
Working capital deficit	$ 13,212,000		$ 16,076,425